Operating Lease	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Lease [Abstract]
Operating Lease
2 7	OPERATING LEASE

	2020	2021	2022
	RM	RM	RM	USD

Short-term leases	-	237,205	257,243	58,431

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.